Intangible assets (Details) - 12 months ended Dec. 31, 2020 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	¥ 7,810
Less: Accumulated amortization	(392)
Total intangible assets, net	7,418	$ 1,137
Yuancui
Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired in connection with business combination	7,810
Non-competed agreements
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	6,740
Trademarks
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	¥ 1,070